Accrued Expenses and Other Current Liabilities - Summary of Product Warranty Activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Guarantees And Product Warranties [Abstract]
Beginning balance	¥ 8,431	¥ 4,870	¥ 4,275
Provided during the year	68,866	23,093	14,153
Utilized during the year	(21,698)	(19,532)	(13,558)
Ending balance	¥ 55,599	¥ 8,431	¥ 4,870